Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 9 – Intangible assets, net

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,	As of December 31,
	2022	2021
Land use right	$2,626,781	$3,005,644
Non-patent technology	704,630	482,604
License	4,181,273	-
Software	5,760,071	6,197,055
Patents	29,879,744	19,879,743
Total	43,152,499	29,565,046
Accumulated amortization	(15,523,631)	(7,052,838)
Provision for impairment	(20,738,130)	-
Intangible assets, net	$6,890,738	$22,512,208

Amortization expense for the years ended December 31, 2022, 2021 and 2020 amounted to $8,888,601, $3,399,649 and $805,220, respectively.  For the year ended December 31, 2022, the Company recorded an impairment charge of $20,738,130 against patents as the carrying amount of the asset was deemed not recoverable due to the asset’s economic obsolescence identified during the period. The impairment loss was included in the general and administrative expenses in the consolidated statements of operations and comprehensive income (loss). No impairment was recorded for the years ended December 31, 2021 and 2020.

Estimated future amortization expense related to intangible assets held as of December 31, 2022:

Year
2023	$694,117
2024	346,832
2025	261,599
2026	261,599
2027	261,599
Thereafter	5,064,992
Total	$6,890,738